Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 4,402,871	$ 2,847,063	$ 2,267,728
Gross amounts offset in the Statement of Financial Condition	(2,908,727)	(2,162,985)	(1,723,143)
Net unrealized appreciation on open futures and forward currency contracts	1,494,144	$ 684,078	$ 544,585
Financial Instruments
Collateral Pledged	$ (1,494,144)	$ (684,078)	$ (544,585)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%	100.00%
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net unrealized appreciation on open futures and forward currency contracts	$ 463,794
Collateral Pledged	(463,794)
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net unrealized appreciation on open futures and forward currency contracts	1,030,350	$ 684,078	$ 544,585
Financial Instruments
Collateral Pledged	(1,030,350)	$ (684,078)	$ (544,585)
Net Amount
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,830,773
Gross amounts offset in the Statement of Financial Condition	(2,366,979)
Net unrealized appreciation on open futures and forward currency contracts	463,794
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	1,572,098	$ 2,847,063	$ 2,267,728
Gross amounts offset in the Statement of Financial Condition	(541,748)	(2,162,985)	(1,723,143)
Net unrealized appreciation on open futures and forward currency contracts	$ 1,030,350	$ 684,078	$ 544,585